UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jess S. Morgan & Co., Inc.
Address: 5900 Wilshire Blvd.
         Suite 2300
         Los Angeles, CA  90036

13F File Number:  28-11862

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gary Levenstein
Title:     President, Investment Division
Phone:     818-783-2409

Signature, Place, and Date of Signing:

     /s/ Gary Levenstein     Encino, CA     November 03, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     38

Form13F Information Table Value Total:     $82,737 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AECOM TECHNOLOGY CORP DELAWA   COM              00766T100     2340    95765 SH       SOLE                    95765        0        0
AMGEN INC                      COM              031162100     2732    46100 SH       SOLE                    46100        0        0
APPLE INC                      COM              037833100     1401    12325 SH       SOLE                    12325        0        0
BIOGEN IDEC INC                COM              09062X103     2178    43315 SH       SOLE                    43315        0        0
BROADCOM CORP                  CL A             111320107     2215   118888 SH       SOLE                   118888        0        0
CHEESECAKE FACTORY INC         COM              163072101     1915   131003 SH       SOLE                   131003        0        0
CISCO SYS INC                  COM              17275R102     3235   143415 SH       SOLE                   143415        0        0
COLGATE PALMOLIVE CO           COM              194162103     3151    41815 SH       SOLE                    41815        0        0
FAMOUS DAVES AMER INC          COM              307068106     1507   250806 SH       SOLE                   250806        0        0
GENERAL ELECTRIC CO            COM              369604103     2743   107572 SH       SOLE                   107572        0        0
GOLDMAN SACHS GROUP INC        COM              38141g104     1742    13609 SH       SOLE                    13609        0        0
INDIA FD INC                   COM              454089103     2718    82809 SH       SOLE                    82809        0        0
ISHARES TR                     DJ BROKER-DEAL   464288794     1685    58725 SH       SOLE                    58725        0        0
ISHARES TR                     RUSSELL 3000     464287689     3467    50394 SH       SOLE                    50394        0        0
ISHARES TR                     S&P NA SEMICND   464287523     1123    27700 SH       SOLE                    27700        0        0
ISHARES TR                     MSCI EAFE IDX    464287465      521     9261 SH       SOLE                     9261        0        0
ISHARES TR                     MSCI EMERG MKT   464287234      281     8238 SH       SOLE                     8238        0        0
JOHNSON & JOHNSON              COM              478160104     2958    42695 SH       SOLE                    42695        0        0
JPMORGAN & CHASE & CO          COM              46625H100     2146    45950 SH       SOLE                    45950        0        0
KONA GRILL INC                 COM              50047h201     1004   169502 SH       SOLE                   169502        0        0
MATHSTAR INC                   COM NEW          576801302      307   283809 SH       SOLE                   283809        0        0
MEDTRONIC INC                  COM              585055106     2607    52030 SH       SOLE                    52030        0        0
MSC INDL DIRECT INC            CL A             553530106     3359    72910 SH       SOLE                    72910        0        0
PEPSICO INC                    COM              713448108     3952    55445 SH       SOLE                    55445        0        0
PROCTER & GAMBLE CO            COM              742718109     2740    39311 SH       SOLE                    39311        0        0
QUALCOMM INC                   COM              747525103     1894    44070 SH       SOLE                    44070        0        0
RESEARCH IN MOTION LTD         COM              760975102     2019    29557 SH       SOLE                    29557        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369y605     4181   210225 SH       SOLE                   210225        0        0
SPDR SERIES TRUST              S&P RETAIL ETF   78464a714     1079    35075 SH       SOLE                    35075        0        0
SUNTECH PWR HLDGS CO LTD       ADR              86800C104     1757    48985 SH       SOLE                    48985        0        0
TEMPLETON DRAGON FD INC        COM              88018t101     3041   154465 SH       SOLE                   154465        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     3380    73810 SH       SOLE                    73810        0        0
TURKISH INVT FD INC            COM              900145103     1520   150540 SH       SOLE                   150540        0        0
UNITED STATES NATL GAS FUND    UNIT             912318102     2727    81830 SH       SOLE                    81830        0        0
VERIFONE HLDGS INC             COM              92342Y109     2224   134443 SH       SOLE                   134443        0        0
VISION-SCIENCES INC DEL        COM              927912105     2696   675655 SH       SOLE                   675655        0        0
VITAL IMAGES INC               COM              92846N104     2020   134679 SH       SOLE                   134679        0        0
WAL MART STORES INC            COM              931142103      172     2875 SH       SOLE                     2875        0        0